D. Inventory (Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Lower of cost or market adjustment for inventory	$ 500	$ 900	$ 1,600